Retirement benefits - Defined Benefit Plans - Life Expectancy Assumptions at Retirement Age (Detail) - Plan [member]		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
United Kingdom [member] | Current pensioners at 65 - male [member]
Disclosure Of Forecast Life Expectancies [line items]
Actuarial assumption of life expectancy after retirement	[1]	23 years	23 years	24 years
United Kingdom [member] | Current pensioners at 65 - female [member]
Disclosure Of Forecast Life Expectancies [line items]
Actuarial assumption of life expectancy after retirement	[1]	25 years	25 years	26 years
United Kingdom [member] | Future pensioners at 65 - male [member]
Disclosure Of Forecast Life Expectancies [line items]
Actuarial assumption of life expectancy after retirement	[2]	23 years	23 years	25 years
United Kingdom [member] | Future pensioners at 65 - female [member]
Disclosure Of Forecast Life Expectancies [line items]
Actuarial assumption of life expectancy after retirement	[2]	25 years	25 years	27 years
United States [member] | Current pensioners at 65 - male [member]
Disclosure Of Forecast Life Expectancies [line items]
Actuarial assumption of life expectancy after retirement	[1]	22 years	22 years	22 years
United States [member] | Current pensioners at 65 - female [member]
Disclosure Of Forecast Life Expectancies [line items]
Actuarial assumption of life expectancy after retirement	[1]	23 years	23 years	23 years
United States [member] | Future pensioners at 65 - male [member]
Disclosure Of Forecast Life Expectancies [line items]
Actuarial assumption of life expectancy after retirement	[2]	23 years	23 years	23 years
United States [member] | Future pensioners at 65 - female [member]
Disclosure Of Forecast Life Expectancies [line items]
Actuarial assumption of life expectancy after retirement	[2]	25 years	25 years	25 years

[1]	Relates to assumptions based on longevity following retirement at the end of the reporting period.
[2]	Relates to assumptions based on longevity relating to an employee retiring in 2044.